Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	$ 19,914	$ 19,319
Profit on ordinary activities before finance items and tax	6,784	6,163
Depreciation & amortisation in subsidiaries excluding capitalised depreciation	(2,019)	(2,102)
Impairment charges, net of reversals	(123)	(357)
Net earnings	4,380	3,305
Add back: Proceeds from disposal of property, plant and equipment and intangibles	18	79
Total capital expenditure per cash flow statement	2,363	1,758
Less: Net debt	(5,229)		$ (3,845)
Equity attributable to owners of Rio Tinto (see Group balance sheet)	42,333		44,711	$ 44,542
Assets of disposal groups held for sale [Member]
Disclosure Of Operating Segments [Line Items]
Operating assets	2,333		370
Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	323	340
Reportable segments [Member]
Disclosure Of Operating Segments [Line Items]
Capital expenditure	2,345	1,679
Depreciation and amortisation expense proportionately consolidated	2,049	2,117
Operating assets	47,562		48,556
Reportable segments [Member] | Iron Ore [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	9,170	8,763
Profit on ordinary activities before finance items and tax	5,656	5,607
Net earnings	3,222	3,255
Capital expenditure	485	528
Depreciation and amortisation expense proportionately consolidated	869	784
Operating assets	15,778		16,537
Reportable segments [Member] | Iron Ore [Member] | Evaluation projects/other [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	57	40
Profit on ordinary activities before finance items and tax	30	21
Net earnings	20	10
Operating assets	2		2
Reportable segments [Member] | Aluminium [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	6,148	5,368
Profit on ordinary activities before finance items and tax	1,831	1,666
Net earnings	871	759
Capital expenditure	885	521
Depreciation and amortisation expense proportionately consolidated	558	603
Operating assets	15,957		16,346
Reportable segments [Member] | Aluminium [Member] | Intrasegment [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	(447)	(388)
Profit on ordinary activities before finance items and tax	(3)	(22)
Net earnings	(2)	(15)
Operating assets	(19)		(18)
Reportable segments [Member] | Aluminium [Member] | Intersegment & Other [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	(1,450)	(1,166)
Profit on ordinary activities before finance items and tax	(40)	1
Net earnings	(33)	3
Capital expenditure		2
Depreciation and amortisation expense proportionately consolidated		1
Operating assets	767		772
Reportable segments [Member] | Aluminium [Member] | Evaluation projects/other [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	51	58
Profit on ordinary activities before finance items and tax	85	84
Net earnings	75	78
Reportable segments [Member] | Aluminium [Member] | Bauxite [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	1,207	957
Profit on ordinary activities before finance items and tax	452	377
Net earnings	246	215
Capital expenditure	480	291
Depreciation and amortisation expense proportionately consolidated	78	60
Operating assets	2,161		1,897
Reportable segments [Member] | Aluminium [Member] | Alumina [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	1,605	1,303
Profit on ordinary activities before finance items and tax	435	253
Net earnings	222	111
Capital expenditure	79	33
Depreciation and amortisation expense proportionately consolidated	97	104
Operating assets	2,535		2,733
Reportable segments [Member] | Aluminium [Member] | Bauxite & Alumina [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	2,365	1,872
Profit on ordinary activities before finance items and tax	884	608
Net earnings	466	311
Capital expenditure	559	324
Depreciation and amortisation expense proportionately consolidated	175	164
Operating assets	4,677		4,612
Reportable segments [Member] | Aluminium [Member] | Primary Metal [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	3,328	2,833
Profit on ordinary activities before finance items and tax	917	803
Net earnings	437	322
Capital expenditure	272	154
Depreciation and amortisation expense proportionately consolidated	311	341
Operating assets	9,443		9,946
Reportable segments [Member] | Aluminium [Member] | Pacific Aluminium [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	1,265	1,104
Profit on ordinary activities before finance items and tax	151	231
Net earnings	55	92
Capital expenditure	54	41
Depreciation and amortisation expense proportionately consolidated	72	97
Operating assets	1,070		1,016
Reportable segments [Member] | Aluminium [Member] | Integrated Operations [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	5,508	4,643
Profit on ordinary activities before finance items and tax	1,912	1,643
Net earnings	925	728
Reportable segments [Member] | Aluminium [Member] | Other Product Group Items [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	589	667
Profit on ordinary activities before finance items and tax	(166)	(61)
Net earnings	(129)	(47)
Reportable segments [Member] | Aluminium [Member] | Product group operations [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	6,097	5,310
Profit on ordinary activities before finance items and tax	1,746	1,582
Net earnings	796	681
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	3,032	1,922
Profit on ordinary activities before finance items and tax	1,360	771
Net earnings	450	(69)
Capital expenditure	969	665
Depreciation and amortisation expense proportionately consolidated	679	679
Operating assets	12,122		11,743
Reportable segments [Member] | Copper & Diamonds [member] | Evaluation projects/other [Member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	(102)	(68)
Net earnings	(53)	(35)
Capital expenditure	1	(1)
Depreciation and amortisation expense proportionately consolidated	3	2
Operating assets	135		135
Reportable segments [Member] | Copper & Diamonds [member] | Product group operations [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	3,032	1,922
Profit on ordinary activities before finance items and tax	1,462	839
Net earnings	503	(34)
Capital expenditure	968	666
Depreciation and amortisation expense proportionately consolidated	676	677
Operating assets	11,987		11,608
Reportable segments [Member] | Copper & Diamonds [member] | Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	323	340
Profit on ordinary activities before finance items and tax	132	97
Net earnings	55	19
Capital expenditure	38	44
Depreciation and amortisation expense proportionately consolidated	50	61
Operating assets	436		441
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	2,864	3,855
Profit on ordinary activities before finance items and tax	1,037	1,434
Net earnings	473	652
Capital expenditure	214	145
Depreciation and amortisation expense proportionately consolidated	261	306
Operating assets	3,848		6,313
Reportable segments [Member] | Energy & Minerals [Member] | Evaluation projects/other [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	27
Profit on ordinary activities before finance items and tax	(18)	(5)
Net earnings	(17)	(2)
Operating assets	37		41
Reportable segments [Member] | Energy & Minerals [Member] | Product group operations [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	2,837	3,855
Profit on ordinary activities before finance items and tax	1,061	1,444
Net earnings	493	656
Capital expenditure	214	145
Depreciation and amortisation expense proportionately consolidated	261	306
Operating assets	3,794		6,255
Reportable segments [Member] | Energy & Minerals [Member] | Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	201	193
Profit on ordinary activities before finance items and tax	14	25
Net earnings	6	13
Capital expenditure	3	12
Depreciation and amortisation expense proportionately consolidated	2	16
Operating assets	(271)		(327)
Reportable segments [Member] | Other operations [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	9	3
Profit on ordinary activities before finance items and tax	(27)
Net earnings	(67)	(34)
Capital expenditure	8	(42)
Depreciation and amortisation expense proportionately consolidated	17	19
Operating assets	(224)		(328)
Inter-segment transactions [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	(6)	(5)
Operating assets	211		206
Product group [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	21,217	19,906
Profit on ordinary activities before finance items and tax	9,857	9,478
Net earnings	4,949	4,563
Capital expenditure	2,561	1,817
Depreciation and amortisation expense proportionately consolidated	2,384	2,391
Operating assets	47,481		50,611
Other items [Member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	(559)	(351)
Net earnings	(329)	(226)
Capital expenditure	23	6
Depreciation and amortisation expense proportionately consolidated	19	20
Operating assets	(2,463)		(2,631)
Exploration and evaluation [Member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	(100)	(85)
Net earnings	(86)	(76)
Net interest [Member]
Disclosure Of Operating Segments [Line Items]
Net earnings	(118)	(320)
Underlying earnings [member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	9,198	9,042
Net earnings	4,416	3,941
Items excluded from underlying earnings [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	(10)	2
Profit on ordinary activities before finance items and tax	325	(70)
Net earnings	(36)	(636)
E B I T D A And Net Earnings
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	9,523	8,972
Net earnings	4,380	3,305
Share of equity accounted units and adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Adjustment for equity accounted units revenue	(1,293)	(589)
Depreciation and amortisation in equity accounted units	(354)	(294)
Taxation and finance items in equity accounted units	(243)	(56)
Capital expenditure	(239)	(144)
Depreciation and amortisation expense proportionately consolidated	(354)	(294)
Oyu Tolgoi & Turquoise Hill [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	587	441
Profit on ordinary activities before finance items and tax	202	143
Net earnings	38	1
Capital expenditure	593	347
Depreciation and amortisation expense proportionately consolidated	114	166
Operating assets	5,334		4,725
Grasberg joint venture [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	(5)	(28)
Net earnings	(13)	(170)
Capital expenditure	20	81
Depreciation and amortisation expense proportionately consolidated	20	16
Operating assets	1,126		1,137
Pilbara [member] | Reportable segments [Member] | Iron Ore [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	9,113	8,723
Profit on ordinary activities before finance items and tax	5,626	5,586
Net earnings	3,202	3,245
Capital expenditure	485	528
Depreciation and amortisation expense proportionately consolidated	869	784
Operating assets	$ 15,776		16,535
Rio Tinto Kennecott [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	100.00%
Consolidated sales revenue	$ 851	564
Profit on ordinary activities before finance items and tax	343	346
Net earnings	107	77
Capital expenditure	158	114
Depreciation and amortisation expense proportionately consolidated	205	209
Operating assets	$ 1,968		1,936
Escondida [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	30.00%
Consolidated sales revenue	$ 1,271	577
Profit on ordinary activities before finance items and tax	790	281
Net earnings	316	39
Capital expenditure	159	80
Depreciation and amortisation expense proportionately consolidated	287	225
Operating assets	3,123		3,369
Rio Tinto Coal Australia [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	837	1,540
Profit on ordinary activities before finance items and tax	560	668
Net earnings	342	395
Capital expenditure	42	28
Depreciation and amortisation expense proportionately consolidated	34	71
Operating assets	$ (1,225)		1,040
Iron Ore Company of Canada [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	58.70%
Consolidated sales revenue	$ 495	871
Profit on ordinary activities before finance items and tax	122	366
Net earnings	16	112
Capital expenditure	59	40
Depreciation and amortisation expense proportionately consolidated	79	75
Operating assets	982		988
Rio Tinto Iron & Titanium [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Consolidated sales revenue	857	829
Profit on ordinary activities before finance items and tax	229	250
Net earnings	60	79
Capital expenditure	86	46
Depreciation and amortisation expense proportionately consolidated	107	107
Operating assets	$ 3,632		3,881
Rio Tinto Minerals [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	100.00%
Consolidated sales revenue	$ 324	325
Profit on ordinary activities before finance items and tax	107	120
Net earnings	60	55
Capital expenditure	21	15
Depreciation and amortisation expense proportionately consolidated	29	26
Operating assets	$ 532		523
Dampier Salt [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	68.40%
Consolidated sales revenue	$ 123	97
Profit on ordinary activities before finance items and tax	29	15
Net earnings	9	2
Capital expenditure	3	4
Depreciation and amortisation expense proportionately consolidated	10	11
Operating assets	144		150
Simandou iron ore project [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure Of Operating Segments [Line Items]
Profit on ordinary activities before finance items and tax	(6)	(5)
Net earnings	(3)	$ (2)
Operating assets	$ 17		$ 17
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure Of Operating Segments [Line Items]
Ownership percentage in subsidiary	100.00%